Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Jun. 30, 2025	Jul. 20, 2023
Common stock, par value			$ 0.0001
Common stock, shares authorized			1,000,000,000
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	49,520,156	37,971,245
Common stock, shares outstanding	49,520,156	37,971,245
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	7,799,057	15,598,113
Common stock, shares outstanding	7,799,057	15,598,113